BORROWINGS (Tables)	9 Months Ended
Sep. 30, 2023
BORROWINGS.
Schedule of mortgage debt and bank loans

USDm	30 September 2023	30 September 2022	31 December 2022
Mortgage debt and bank loans to be repaid as follows:
Falling due within one year	192.8	116.8	117.3
Falling due between one and two years	156.4	129.8	128.4
Falling due between two and three years	157.6	133.0	126.9
Falling due between three and four years	111.0	186.2	185.6
Falling due between four and five years	203.9	56.0	161.4
Falling due after five years	271.7	382.0	253.4
Total	1,093.4	1,003.8	973.0
Borrowing costs	(12.4)	(11.6)	(11.1)
Right-of-use lease liabilities	7.0	3.3	5.0
Total borrowings	1,088.0	995.5	966.9